                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

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      SEMIANNUAL REPORT
      USAA SCIENCE & TECHNOLOGY FUND
      JANUARY 31, 2010

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FUND OBJECTIVE

LONG-TERM CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

   Portfolio of Investments                                                   13

   Notes to Portfolio of Investments                                          19

   Financial Statements                                                       21

   Notes to Financial Statements                                              24

EXPENSE EXAMPLE                                                               37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

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FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential. If the Fed governors unwind the stimulus too soon,

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2  | USAA SCIENCE & TECHNOLOGY FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP               ANN C. GALLO
    JOHN F. AVERILL, CFA                         BRUCE L. GLAZER
    NICOLAS B. BOULLET                           ANITA M. KILLIAN, CFA

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o   HOW DID THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND) PERFORM?

    For the six-month period ended January 31, 2010, the Fund had a total return of 10.19%. This compares to returns of 9.87% for the S&P 500 Index (the
    Index) and 8.84% for the Lipper Science & Technology Funds Index.

    As of January 31, 2010, roughly 71% of the Fund's assets were invested in technology-related stocks and 25% were invested in healthcare-related companies.

o   HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM DURING THE REPORTING PERIOD?

    Technology, as a sector, underperformed the broader market, but the Fund's technology portion modestly outperformed the S&P North American Technology
    Index, primarily due to good stock selection in

    The S&P North American Technology Sector Index is the technology sub-index of the S&P North American Sector Indices. The S&P North American Technology
    Sector index family is designed as equity benchmarks for U.S. traded technology-related securities.

    Refer to page 10 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA SCIENCE & TECHNOLOGY FUND
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    computers & peripherals, underweight exposure to semiconductors and semiconductor equipment, and overweight exposure to information technology
    (IT) services. Seagate Technology, Intel Corp., and Tencent Holdings Ltd.
    were the leading contributors to performance relative to the Index.

    Stock selection was less favorable within the communications equipment, semiconductors and semiconductor equipment, and internet software and services sub-sectors. Our lack of exposure to internet and catalog retail also hurt relative returns. Not owning Amazon.com, Inc., and holding positions in TriQuint Semiconductor, Inc. and Netease.com, Inc., were the top detractors from index-relative performance.

o   WHAT'S WELLINGTON MANAGEMENT'S OUTLOOK FOR THE TECHNOLOGY SECTOR?

    Globally, business is improving rapidly from the depressed levels of early
    2009. We continue to see strengthening demand in personal computers (PCs) as
    PC unit growth accelerates in response to the long-anticipated PC refresh cycle. On the heels of the recovery in semiconductors early in 2009, enterprise spending has improved globally, and we expect carrier spending and IT services to follow these industries to more stable ground. Disc drive industry fundamentals continue to look healthy with low inventories and strong demand.

    Asian electronics companies continue to prefer to transact business within
    Asia, given that the majority of the electronics supply chain is located and supported by Asian companies. Asian brands continue to gain global popularity. We are geared to this theme via our exposure to Taiwanese electronics and semiconductor stocks. In addition, China, with the world's largest internet population, is becoming a huge viable market for its local internet companies.

    You will find a complete list of securities that the Fund owns on pages
    13-18.

    TriQuint Semiconductor, Inc. was sold out of the Fund prior to January 31,
    2010.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    As we look toward the second half of 2010, we believe that the cyclical-led rebound will decelerate, which may lead to outperformance in later cycle technology sectors such as services and software. The sector should continue to grow faster than the global economy at large, and the potential benefits of technological progress remain undiminished. Once the cyclical recovery is complete, we believe the focus will be to return to quality, long-term secular growth companies that have the ability to deliver double-digit growth against a low-growth global economic backdrop. The rapidly changing global technology industry continues to offer considerable opportunities to investors. As new developments make existing technologies obsolete and allow for the creation of new products and services, we believe the sector remains a very attractive investment area.

o   HOW DID THE FUND'S HEALTH CARE PORTION PERFORM?

    Health care stocks, as a whole, also did better than the overall market, and the Fund's health care portion outperformed the S&P 500 Health Care Index.
    Stock selection in biotechnology and health care equipment and suppliers were the leading contributors to index-relative performance. Incyte Corp.,
    Johnson & Johnson, and Covidien plc were the leading individual contributors relative to the Index. Underweight exposure to pharmaceutical stocks and an overweight exposure to biotechnology stocks hurt relative returns, with the biggest detractors being our positions in Medicines Co. and Shionogi & Co.
    Ltd. We did not have any positions in Abbott Laboratories, which also hurt relative returns.

o   WHAT'S WELLINGTON MANAGEMENT'S OUTLOOK FOR THE HEALTH CARE SECTOR?

    We feel the portfolio is well positioned for what lies ahead. As we have postulated in the past, we believe most of the initiatives that will be included in a final U.S. health care bill will be incremental in

    Johnson & Johnson was sold out of the Fund prior to January 31, 2010.

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6  | USAA SCIENCE & TECHNOLOGY FUND
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    nature and will build upon our existing systems, with the addition of new programs or exchanges targeted to the uninsured. The surprising results of the Massachusetts Senatorial election in early January 2010 further supports our view that the country's political and economic realities will preclude meaningfully negative reform from being enacted. While the bill that ultimately emerges is likely to address the country's health care "access"
    problem, it will do little to address the even greater problem of
    "affordability." Nonetheless, while the growing regulatory burdens and the intensifying focus on cost containment will pressure companies throughout the health care system, we believe the impact will be manageable and, more importantly, that many stocks are discounting an outcome that is unrealistically negative.

    On behalf of our colleagues at USAA, we thank you for your investment in the
    Fund.

    The USAA Science & Technology Fund may be more volatile than funds that diversify across many industries because of the short life cycles and competitive pressures of many of the products or services of the companies this Fund invests in.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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FUND RECOGNITION

USAA SCIENCE & TECHNOLOGY FUND

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                         OVERALL MORNINGSTAR RATING(TM)
                           out of 194 technology funds
                     for the period ended January 31, 2010:

                                 OVERALL RATING
                                    * * * *

                                     3-YEAR
                                     * * *
                                out of 194 funds

                                     5-YEAR
                                     * * *
                                out of 183 funds

                                     10-YEAR
                                     * * * *
                                 out of 96 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA SCIENCE & TECHNOLOGY FUND
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INVESTMENT OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND (Symbol: USSCX)

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                                          1/31/10                    7/31/09
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Net Assets                            $292.5 Million              $265.0 Million
Net Asset Value Per Share                 $10.38                      $9.42

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                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/10
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  7/31/09 to 1/31/10*            1 Year            5 Years            10 Years
        10.19%                   45.38%             2.89%              -5.82%

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                                 EXPENSE RATIO**
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                                      1.68%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2009, AND
IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY
DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9
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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  USAA SCIENCE &         LIPPER SCIENCE &
               S&P 500 INDEX     TECHNOLOGY FUND      TECHNOLOGY FUNDS INDEX
 1/31/2000      $10,000.00         $10,000.00              $10,000.00
 2/29/2000        9,810.70          11,993.65               12,693.57
 3/31/2000       10,770.48          11,702.80               12,307.23
 4/30/2000       10,446.43          10,999.47               10,870.45
 5/31/2000       10,232.10          10,306.72                9,558.79
 6/30/2000       10,484.36          11,443.68               11,007.61
 7/31/2000       10,320.44          11,131.68               10,425.38
 8/31/2000       10,961.49          12,638.82               12,007.38
 9/30/2000       10,382.80          11,649.92               10,776.11
10/31/2000       10,338.90          10,475.94                9,594.45
11/30/2000        9,523.79           8,207.30                7,120.92
12/31/2000        9,570.40           8,492.86                7,046.50
 1/31/2001        9,909.95           9,074.56                7,760.85
 2/28/2001        9,006.34           6,694.87                5,738.45
 3/31/2001        8,435.79           5,764.15                4,897.65
 4/30/2001        9,091.34           6,779.48                5,853.88
 5/31/2001        9,152.25           6,388.15                5,580.93
 6/30/2001        8,929.49           6,208.36                5,488.75
 7/31/2001        8,841.59           5,674.25                5,049.13
 8/31/2001        8,288.09           4,970.91                4,418.23
 9/30/2001        7,618.81           3,849.81                3,470.16
10/31/2001        7,764.09           4,473.82                3,995.66
11/30/2001        8,359.65           5,267.05                4,577.50
12/31/2001        8,432.88           5,187.73                4,599.64
 1/31/2002        8,309.82           5,092.54                4,519.18
 2/28/2002        8,149.56           4,547.86                3,915.56
 3/31/2002        8,456.06           4,965.63                4,272.27
 4/30/2002        7,943.39           4,368.06                3,763.68
 5/31/2002        7,884.87           4,124.80                3,566.80
 6/30/2002        7,323.23           3,601.27                3,096.96
 7/31/2002        6,752.35           3,289.26                2,766.29
 8/31/2002        6,796.68           3,252.25                2,700.97
 9/30/2002        6,058.02           2,786.89                2,325.34
10/31/2002        6,591.23           3,209.94                2,677.18
11/30/2002        6,979.18           3,622.42                3,085.87
12/31/2002        6,569.17           3,183.50                2,696.21
 1/31/2003        6,397.08           3,209.94                2,680.36
 2/28/2003        6,301.10           3,178.21                2,690.96
 3/31/2003        6,362.28           3,204.65                2,689.11
 4/30/2003        6,886.34           3,474.35                2,940.56
 5/31/2003        7,249.16           3,818.09                3,279.43
 6/30/2003        7,341.64           3,886.83                3,302.31
 7/31/2003        7,471.08           4,082.50                3,479.71
 8/31/2003        7,616.79           4,288.74                3,734.31
 9/30/2003        7,535.90           4,251.72                3,634.52
10/31/2003        7,962.20           4,685.35                4,000.06
11/30/2003        8,032.26           4,796.40                4,060.62
12/31/2003        8,453.51           4,870.44                4,079.76
 1/31/2004        8,608.67           5,066.10                4,280.36
 2/29/2004        8,728.33           5,023.80                4,212.81
 3/31/2004        8,596.65           4,896.88                4,123.83
 4/30/2004        8,461.70           4,653.62                3,839.74
 5/31/2004        8,577.81           4,891.59                4,031.01
 6/30/2004        8,744.61           4,992.07                4,101.29
 7/31/2004        8,455.19           4,484.40                3,653.48
 8/31/2004        8,489.39           4,272.87                3,506.39
 9/30/2004        8,581.34           4,431.52                3,669.60
10/31/2004        8,712.44           4,595.45                3,876.89
11/30/2004        9,064.95           4,844.00                4,093.04
12/31/2004        9,373.42           5,023.80                4,247.63
 1/31/2005        9,144.94           4,759.39                3,992.98
 2/28/2005        9,337.39           4,754.10                4,003.30
 3/31/2005        9,172.05           4,563.72                3,896.58
 4/30/2005        8,998.09           4,537.28                3,740.30
 5/31/2005        9,284.40           4,870.44                4,072.67
 6/30/2005        9,297.58           4,875.73                4,025.27
 7/31/2005        9,643.34           5,171.87                4,268.19
 8/31/2005        9,555.35           5,240.61                4,241.22
 9/30/2005        9,632.75           5,288.21                4,323.23
10/31/2005        9,472.16           5,203.60                4,229.74
11/30/2005        9,830.42           5,520.89                4,463.90
12/31/2005        9,833.84           5,584.35                4,475.79
 1/31/2006       10,094.22           5,975.67                4,751.27
 2/28/2006       10,121.61           5,827.60                4,673.27
 3/31/2006       10,247.59           5,922.79                4,789.70
 4/30/2006       10,385.20           5,975.67                4,789.02
 5/31/2006       10,086.30           5,610.79                4,426.40
 6/30/2006       10,099.97           5,505.02                4,345.59
 7/31/2006       10,162.27           5,372.82                4,136.26
 8/31/2006       10,404.06           5,653.09                4,366.76
 9/30/2006       10,672.18           5,795.88                4,508.33
10/31/2006       11,019.94           5,943.95                4,628.40
11/30/2006       11,229.50           6,118.46                4,827.05
12/31/2006       11,387.02           6,123.74                4,777.22
 1/31/2007       11,559.23           6,181.91                4,854.10
 2/28/2007       11,333.15           6,123.74                4,818.95
 3/31/2007       11,459.91           6,150.19                4,845.44
 4/30/2007       11,967.53           6,419.88                5,011.59
 5/31/2007       12,385.14           6,747.75                5,205.87
 6/30/2007       12,179.38           6,747.75                5,271.23
 7/31/2007       11,801.76           6,647.28                5,266.38
 8/31/2007       11,978.67           6,805.92                5,377.01
 9/30/2007       12,426.65           7,086.20                5,658.81
10/31/2007       12,624.32           7,340.03                6,003.29
11/30/2007       12,096.54           6,890.53                5,550.75
12/31/2007       12,012.62           6,832.36                5,577.65
 1/31/2008       11,292.09           6,155.47                4,855.20
 2/29/2008       10,925.25           5,938.66                4,735.46
 3/31/2008       10,878.08           5,838.18                4,703.44
 4/30/2008       11,407.88           6,314.12                5,063.59
 5/31/2008       11,555.64           6,626.12                5,348.29
 6/30/2008       10,581.45           6,144.90                4,879.81
 7/31/2008       10,492.50           6,033.84                4,778.97
 8/31/2008       10,644.28           6,134.32                4,868.31
 9/30/2008        9,695.79           5,277.63                4,154.38
10/31/2008        8,067.41           4,172.40                3,402.98
11/30/2008        7,488.53           3,728.19                3,010.58
12/31/2008        7,568.21           3,876.26                3,118.03
 1/31/2009        6,930.31           3,775.78                3,048.46
 2/28/2009        6,192.39           3,479.64                2,930.10
 3/31/2009        6,734.81           3,876.26                3,254.06
 4/30/2009        7,379.40           4,257.01                3,656.92
 5/31/2009        7,792.15           4,457.96                3,810.04
 6/30/2009        7,807.61           4,595.45                3,883.33
 7/31/2009        8,398.15           4,981.49                4,201.63
 8/31/2009        8,701.36           5,124.27                4,305.65
 9/30/2009        9,026.05           5,367.53                4,566.04
10/31/2009        8,858.38           5,193.02                4,411.26
11/30/2009        9,389.74           5,526.18                4,628.64
12/31/2009        9,571.10           5,843.47                4,923.36
 1/31/2010        9,226.80           5,489.16                4,573.05

                                   [END CHART]

            Data from 1/31/00 to 1/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Science & Technology Fund to the following benchmarks:

o The unmanaged, broad-based composite S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

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10  | USAA SCIENCE & TECHNOLOGY FUND

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                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2010
                                (% of Net Assets)

          Microsoft Corp. ......................................  6.8%
          Apple, Inc. ..........................................  6.1%
          Oracle Corp. .........................................  4.5%
          Cisco Systems, Inc. ..................................  3.2%
          Western Union Co. ....................................  3.0%
          Seagate Technology ...................................  2.9%
          Google, Inc. "A" .....................................  2.8%
          Accenture plc "A" ....................................  2.1%
          Alliance Data Systems Corp. ..........................  2.0%
          International Business Machines Corp. ................  1.8%

 You will find a complete list of securities that the Fund owns on pages 13-18.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                    o SECTOR ASSET ALLOCATION* -- 1/31/2010 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

          INFORMATION TECHNOLOGY                                 71.4%
          HEALTH CARE                                            25.2%
          CONSUMER DISCRETIONARY                                  2.0%
          TELECOMMUNICATION SERVICES                              0.6%
          CONSUMER STAPLES                                        0.3%
          MONEY MARKET INSTRUMENTS                                0.7%

                                   [END CHART]

*Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------

             EQUITY SECURITIES (99.5%)

             COMMON STOCKS (99.5%)

             CONSUMER DISCRETIONARY (2.0%)
             -----------------------------
             CONSUMER ELECTRONICS (0.5%)
 1,686,000   Skyworth Digital Technology Co. Ltd.(a)                                   $  1,618
                                                                                       --------
             EDUCATION SERVICES (0.8%)
    19,010   Apollo Group, Inc. "A"*                                                      1,152
     5,580   Strayer Education, Inc.(b)                                                   1,159
                                                                                       --------
                                                                                          2,311
                                                                                       --------
             HOTELS, RESORTS, & CRUISE LINES (0.7%)
             ------------------------------------
    61,200   Ctrip.com International Ltd. ADR*                                            1,915
                                                                                       --------
             Total Consumer Discretionary                                                 5,844
                                                                                       --------
             CONSUMER STAPLES (0.3%)
             -----------------------
             DRUG RETAIL (0.3%)
    23,250   CVS Caremark Corp.                                                             752
                                                                                       --------
             HEALTH CARE (25.2%)
             -------------------
             BIOTECHNOLOGY (5.1%)
    34,100   3SBio, Inc. ADR*                                                               390
    16,900   Affymax, Inc.*                                                                 355
    10,400   AMAG Pharmaceuticals, Inc.*                                                    458
    32,900   Amgen, Inc.*                                                                 1,924
    69,100   Amylin Pharmaceuticals, Inc.*                                                1,242
   111,600   Celera Corp.*                                                                  751
    31,500   Celgene Corp.*                                                               1,789
    26,400   Celldex Therapeutics, Inc.*                                                    118
    12,200   Cephalon, Inc.*                                                                779
   135,248   Cytokinetics, Inc.*                                                            408
    19,000   Gilead Sciences, Inc.*                                                         917
   219,772   Incyte Corp.*(b)                                                             2,347
   118,400   Ligand Pharmaceuticals, Inc. "B"*                                              210
    20,800   OSI Pharmaceuticals, Inc.*                                                     712
    27,100   Regeneron Pharmaceuticals, Inc.*                                               722
     9,700   Rigel Pharmaceuticals, Inc.*                                                    80

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------

    50,500   Seattle Genetics, Inc.*                                                   $    521
    80,300   Sigma Technologies International, Inc.*(b)                                     501
    21,000   Vertex Pharmaceuticals, Inc.*                                                  806
                                                                                       --------
                                                                                         15,030
                                                                                       --------
             HEALTH CARE DISTRIBUTORS (2.1%)
    47,800   AmerisourceBergen Corp.                                                      1,303
    60,300   Cardinal Health, Inc.                                                        1,994
    47,900   McKesson Corp.                                                               2,818
                                                                                       --------
                                                                                          6,115
                                                                                       --------
             HEALTH CARE EQUIPMENT (5.5%)
    16,600   ABIOMED, Inc.*                                                                 131
    23,600   Baxter International, Inc.                                                   1,359
    16,600   Beckman Coulter, Inc.                                                        1,085
    17,300   CareFusion Corp.*                                                              445
    52,300   China Medical Technologies, Inc. ADR(b)                                        684
    50,500   Covidien plc                                                                 2,553
    17,981   DiaSorin S.p.A.(a)                                                             638
    29,000   Hospira, Inc.*                                                               1,469
     7,600   Masimo Corp.*                                                                  211
    85,000   Medtronic, Inc.                                                              3,646
    49,200   St. Jude Medical, Inc.*                                                      1,856
    96,300   Volcano Corp.*                                                               1,908
                                                                                       --------
                                                                                         15,985
                                                                                       --------
             HEALTH CARE FACILITIES (0.1%)
    16,900   Psychiatric Solutions, Inc.*                                                   373
                                                                                       --------
             HEALTH CARE SERVICES (0.2%)
    12,900   Fresenius Medical Care AG & Co. ADR                                            653
                                                                                       --------
             HEALTH CARE TECHNOLOGY (0.1%)
     8,200   Eclipsys Corp.*                                                                137
                                                                                       --------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    28,300   Parexel International Corp.*                                                   547
    21,000   Thermo Fisher Scientific, Inc.*                                                969
                                                                                       --------
                                                                                          1,516
                                                                                       --------
             MANAGED HEALTH CARE (3.1%)
    56,700   Aetna, Inc.                                                                  1,699
    33,800   Coventry Health Care, Inc.*                                                    773
    32,800   Health Net, Inc.*                                                              796
   105,320   UnitedHealth Group, Inc.                                                     3,476
    35,200   WellPoint, Inc.*                                                             2,243
                                                                                       --------
                                                                                          8,987
                                                                                       --------

================================================================================

14  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------

             PHARMACEUTICALS (8.5%)
    13,900   AstraZeneca plc ADR(b)                                                    $    646
    70,800   Daiichi Sankyo Co. Ltd.(a)                                                   1,476
    35,100   Eisai Co. Ltd.(a)                                                            1,308
   264,600   Elan Corp. plc ADR*                                                          1,971
    13,600   Eli Lilly and Co.                                                              479
    67,100   Forest Laboratories, Inc.*                                                   1,989
     5,051   Ipsen S.A.(a)                                                                  272
    34,200   King Pharmaceuticals, Inc.*                                                    411
    66,300   Medicines Co.*                                                                 550
   108,600   Merck & Co., Inc.                                                            4,146
   254,400   Pfizer, Inc.                                                                 4,747
     3,572   Roche Holdings AG(a)                                                           600
    93,000   Shionogi & Co. Ltd.(a)                                                       1,914
    35,643   Teva Pharmaceutical Industries Ltd. ADR                                      2,022
    21,955   UCB S.A.(a)                                                                    982
    22,800   Warner Chilcott plc "A"*                                                       623
    21,000   Watson Pharmaceuticals, Inc.*                                                  806
                                                                                       --------
                                                                                         24,942
                                                                                       --------
             Total Health Care                                                           73,738
                                                                                       --------
             INFORMATION TECHNOLOGY (71.4%)
             ------------------------------
             APPLICATION SOFTWARE (1.5%)
    49,690   Adobe Systems, Inc.*                                                         1,605
    55,600   Longtop Financial Technologies Ltd. ADR*                                     1,927
   106,700   TiVo, Inc.*                                                                    963
                                                                                       --------
                                                                                          4,495
                                                                                       --------
             COMMUNICATIONS EQUIPMENT (7.3%)
   138,000   Ciena Corp.*                                                                 1,759
   423,975   Cisco Systems, Inc.*                                                         9,527
    43,890   Juniper Networks, Inc.*                                                      1,090
   124,298   QUALCOMM, Inc.                                                               4,871
    63,600   Research In Motion Ltd.*                                                     4,004
                                                                                       --------
                                                                                         21,251
                                                                                       --------
             COMPUTER HARDWARE (11.0%)
   669,357   Acer, Inc.(a)                                                                1,842
    93,660   Apple, Inc.*                                                                17,994
   238,640   Dell, Inc.*                                                                  3,078
    88,516   Hewlett-Packard Co.                                                          4,166
    42,720   International Business Machines Corp.                                        5,229
                                                                                       --------
                                                                                         32,309
                                                                                       --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------

             COMPUTER STORAGE & PERIPHERALS (5.0%)
    73,540   NetApp, Inc.*                                                             $  2,142
   244,380   QLogic Corp.*                                                                4,201
   496,100   Seagate Technology                                                           8,300
                                                                                       --------
                                                                                         14,643
                                                                                       --------
             DATA PROCESSING & OUTSOURCED SERVICES (8.7%)
    99,665   Alliance Data Systems Corp.*(b)                                              5,926
    96,315   Automatic Data Processing, Inc.                                              3,929
    71,050   Genpact Ltd.*                                                                  985
   261,610   TIVIT Terceirizacao De Tecnologia e Servicos S.A.                            2,137
    45,235   Visa, Inc. "A"                                                               3,711
   465,470   Western Union Co.                                                            8,630
                                                                                       --------
                                                                                         25,318
                                                                                       --------
             ELECTRONIC COMPONENTS (1.9%)
   188,900   Corning, Inc.                                                                3,416
   688,200   Delta Electronics, Inc.(a)                                                   2,080
                                                                                       --------
                                                                                          5,496
                                                                                       --------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
   372,786   Hon Hai Precision Industry Corp. Ltd.(a)                                     1,564
                                                                                       --------
             HOME ENTERTAINMENT SOFTWARE (0.6%)
    40,102   Shanda Interactive Entertainment Ltd. ADR*(b)                                1,853
                                                                                       --------
             INTERNET SOFTWARE & SERVICES (6.7%)
     3,766   Baidu, Inc. ADR*                                                             1,550
    33,970   Equinix, Inc.*                                                               3,269
    15,575   Google, Inc. "A"*                                                            8,246
    56,900   NetEase.com, Inc.*                                                           1,866
    87,200   Tencent Holdings Ltd.(a)                                                     1,617
    22,700   VistaPrint N.V.*                                                             1,271
   123,226   Yahoo!, Inc.*                                                                1,850
                                                                                       --------
                                                                                         19,669
                                                                                       --------
             IT CONSULTING & OTHER SERVICES (3.4%)
   148,315   Accenture plc "A"                                                            6,079
    34,700   Gartner, Inc.*                                                                 743
 3,171,000   Hi Sun Technology Ltd.*(a)                                                   1,766
   168,220   Sapient Corp.*                                                               1,304
                                                                                       --------
                                                                                          9,892
                                                                                       --------
             SEMICONDUCTOR EQUIPMENT (0.5%)
   171,700   ASM Pacific Technology Ltd.(a)                                               1,416
                                                                                       --------
             SEMICONDUCTORS (11.4%)
   316,500   Applied Micro Circuits Corp.*                                                2,320
   180,300   Broadcom Corp. "A"*                                                          4,818

================================================================================

16  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------

   570,000   Epistar Corp.(a)                                                          $  1,820
     3,922   Epistar Corp. GDR*(a)                                                           71
   182,000   Intel Corp.                                                                  3,531
   222,740   Marvell Technology Group Ltd.*                                               3,882
   282,310   Maxim Integrated Products, Inc.                                              4,935
   137,000   Media Tek, Inc.(a)                                                           2,219
   379,930   ON Semiconductor Corp.*                                                      2,739
   161,000   Richtek Technology Corp.(a)                                                  1,592
   130,700   Skyworks Solutions, Inc.*                                                    1,658
   168,520   Texas Instruments, Inc.                                                      3,792
                                                                                       --------
                                                                                         33,377
                                                                                       --------
             SYSTEMS SOFTWARE (12.9%)
    82,610   BMC Software, Inc.*                                                          3,192
    46,400   Check Point Software Technologies Ltd.*                                      1,484
   704,484   Microsoft Corp.                                                             19,853
   566,580   Oracle Corp.                                                                13,065
                                                                                       --------
                                                                                         37,594
                                                                                       --------
             Total Information Technology                                               208,877
                                                                                       --------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    39,500   American Tower Corp. "A"*                                                    1,677
                                                                                       --------
             Total Common Stocks (cost: $270,118)                                       290,888
                                                                                       --------

             WARRANTS (0.0%)

             HEALTH CARE (0.0%)
             ------------------
             BIOTECHNOLOGY (0.0%)
    14,450   Cytokinetics, Inc., acquired 5/19/2009; cost $0*(a),(c)                          4
                                                                                       --------
             Total Equity Securities (cost: $270,118)                                   290,892
                                                                                       --------

             MONEY MARKET INSTRUMENTS (0.7%)

             MONEY MARKET FUNDS (0.7%)
 2,076,704   State Street Institutional Liquid Reserve Fund, 0.13%(d) (cost: $2,077)      2,077
                                                                                       --------

             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (3.1%)

             MONEY MARKET FUNDS (1.4%)
    13,761   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.15%(d)                 14
 4,194,571   BlackRock Liquidity Funds TempFund Portfolio, 0.11%(d)                       4,194
                                                                                       --------
             Total Money Market Funds                                                     4,208
                                                                                       --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                                                    VALUE
(000)        SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (1.7%)
    $3,600   Credit Suisse First Boston LLC, 0.11%, acquired on 1/29/2010 and due 2/01/2010 at $3,600 (collateralized by $3,620 of
               U.S. Treasury, 3.63%, due 8/15/2019; market value $3,674)               $  3,600
     1,400   Deutsche Bank Securities, Inc., 0.11%, acquired on 1/29/2010 and due 2/01/2010 at $1,400 (collateralized by $1,429 of
               Fannie Mae(e), 0.09%(f), due 5/10/2010; market value $1,429)               1,400
                                                                                       --------
             Total Repurchase Agreements                                                  5,000
                                                                                       --------
             Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $9,208)                                      9,208
                                                                                       --------

             TOTAL INVESTMENTS (COST: $281,403)                                        $302,177
                                                                                       ========

-----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                          (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                      QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                  IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
                               FOR IDENTICAL ASSETS             INPUTS        INPUTS      TOTAL
-----------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                            $263,955            $26,933            $-   $290,888
  Warrants                                        -                  4             -          4

Money Market Instruments:
  Money Market Funds                          2,077                  -             -      2,077

Short-Term Investments Purchased
  With Cash Collateral From
  Securities Loaned:
  Money Market Funds                          4,208                  -             -      4,208
  Repurchase Agreements                           -              5,000             -      5,000
-----------------------------------------------------------------------------------------------
Total                                      $270,240            $31,937            $-   $302,177
-----------------------------------------------------------------------------------------------

================================================================================

18  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. Investments in foreign securities were 16.2% of net assets at January
   31, 2010. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES & DEFINITIONS

   WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR   American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
         dollars.

   GDR   Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in
         U.S. dollars.

o  SPECIFIC NOTES

   (a) Security was fair valued at January 31, 2010, by USAA Investment
       Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

   (b) The security or a portion thereof was out on loan as of January 31, 2010.

   (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2010, was $4,000, which represented less than
       0.1% of the Fund's net assets.

   (d) Rate represents the money market fund annualized seven-day yield at
       January 31, 2010.

   (e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
       U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

   (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities on loan of $8,826)
    (cost of $281,403)                                                                    $ 302,177
  Receivables:
    Capital shares sold                                                                         159
    Dividends and interest                                                                       79
    Securities sold                                                                          15,217
    Other                                                                                         6
  Unrealized appreciation on foreign currency contracts held, at value                            2
                                                                                          ---------
      Total assets                                                                          317,640
                                                                                          ---------
LIABILITIES
  Payables:
    Upon return of securities loaned                                                          9,208
    Securities purchased                                                                     15,360
    Capital shares redeemed                                                                     314
  Accrued management fees                                                                       189
  Accrued transfer agent's fees                                                                   6
  Other accrued expenses and payables                                                            77
                                                                                          ---------
      Total liabilities                                                                      25,154
                                                                                          ---------
        Net assets applicable to capital shares outstanding                               $ 292,486
                                                                                          =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                         $ 422,125
  Accumulated undistributed net investment loss                                                (724)
  Accumulated net realized loss on investments                                             (149,690)
  Net unrealized appreciation of investments                                                 20,774
  Net unrealized appreciation of foreign currency translations                                    1
                                                                                          ---------
        Net assets applicable to capital shares outstanding                               $ 292,486
                                                                                          =========
  Capital shares outstanding, unlimited number of shares authorized, no par value            28,180
                                                                                          =========
  Net asset value, redemption price, and offering price per share                         $   10.38
                                                                                          =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $13)                                $ 1,276
  Interest                                                                              3
  Securities lending (net)                                                             64
                                                                                  -------
      Total income                                                                  1,343
                                                                                  -------
EXPENSES
  Management fees                                                                   1,036
  Administration and servicing fees                                                   220
  Transfer agent's fees                                                               712
  Custody and accounting fees                                                          59
  Postage                                                                              48
  Shareholder reporting fees                                                           22
  Trustees' fees                                                                        5
  Registration fees                                                                    15
  Professional fees                                                                    34
  Other                                                                                 7
                                                                                  -------
      Total expenses                                                                2,158
  Expenses paid indirectly                                                             (4)
  Transfer agent's fees reimbursed (Note 6D)                                          (98)
                                                                                  -------
      Net expenses                                                                  2,056
                                                                                  -------
NET INVESTMENT LOSS                                                                  (713)
                                                                                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments                                                                    21,625
    Foreign currency transactions                                                      (4)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                     6,067
    Foreign currency translations                                                       1
                                                                                  -------
      Net realized and unrealized gain                                             27,689
                                                                                  -------
  Increase in net assets resulting from operations                                $26,976
                                                                                  =======

See accompanying notes to financial statements.

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended
July 31, 2009

--------------------------------------------------------------------------------

                                                                      1/31/2010      7/31/2009
----------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment loss                                                  $   (713)      $ (1,371)
  Net realized gain (loss) on investments                                21,625        (78,579)
  Net realized loss on foreign currency transactions                         (4)           (11)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                           6,067         25,127
    Foreign currency translations                                             1              4
                                                                       -----------------------
    Increase (decrease) in net assets resulting from operations          26,976        (54,830)
                                                                       -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                              26,923         40,992
  Cost of shares redeemed                                               (26,416)       (38,772)
                                                                       -----------------------
    Increase in net assets from capital share transactions                  507          2,220
                                                                       -----------------------
  Net increase (decrease) in net assets                                  27,483        (52,610)

NET ASSETS
  Beginning of period                                                   265,003        317,613
                                                                       -----------------------
  End of period                                                        $292,486       $265,003
                                                                       =======================
Accumulated undistributed net investment loss:
  End of period                                                        $   (724)      $    (11)
                                                                       =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                             2,582          4,995
  Shares redeemed                                                        (2,542)        (4,696)
                                                                       -----------------------
    Increase in shares outstanding                                           40            299
                                                                       =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

        same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management
        Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities.
        If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5.  Repurchase agreements are valued at cost, which approximates market value.

    6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

        affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the
        Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
        Valuing these securities at fair value is intended to cause the Fund's
        NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
    Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
    Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1.  Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2.  Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses.

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    For the six-month period ended January 31, 2010, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $4,000 and less than $500, respectively.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
    Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 0.7% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
July 31, 2009, the Fund had capital loss carryovers of $105,683,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2011 and 2017, as shown below. It is unlikely that the Trust's
Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                    -----------------------------------------
                      EXPIRES                       BALANCE
                    -----------                  ------------
                       2011                      $ 91,257,000
                       2017                        14,426,000
                                                 ------------
                                      Total      $105,683,000
                                                 ============

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations.

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$188,530,000 and $187,421,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $36,708,000 and $15,934,000, respectively, resulting in net unrealized appreciation of $20,774,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31,
2010, the Fund received securities-lending income of $64,000, which is net of the 20% income retained by Wachovia. As of January 31, 2010, the Fund loaned securities having a fair market value of approximately $8,826,000 and received cash collateral of $9,208,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the
    Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Science & Technology Funds Index over the performance period. The Lipper Science & Technology

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                +/- 0.04%
    +/- 4.01% to 7.00%                +/- 0.05%
    +/- 7.01% and greater             +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Science & Technology Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $1,036,000, which included a (0.04)% performance adjustment of $(62,000).

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington
    Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the
    Manager). The Manager

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the
    Fund's average daily net assets for assets over $100 million that Wellington
    Management manages. For the six-month period ended January 31, 2010, the
    Manager incurred subadvisory fees, paid or payable to Wellington Management, of $563,000.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $220,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31,
    2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of
    $712,000.

    During the six-month period, SAS reimbursed the Fund $98,000 for corrections in fees paid for the administration and servicing of certain accounts.

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

E.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(9) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                PERIOD ENDED
                                 JANUARY 31,                          YEAR ENDED JULY 31,
                                ---------------------------------------------------------------------------------
                                    2010             2009         2008         2007            2006          2005
                                ---------------------------------------------------------------------------------

Net asset value at
  beginning of period           $   9.42         $  11.41     $  12.56     $  10.16        $   9.78      $   8.48
                                ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss(a)            (.03)            (.05)        (.05)        (.10)           (.10)         (.02)
  Net realized and
    unrealized gain (loss)(a)        .99            (1.94)       (1.10)        2.50             .48          1.32
                                ---------------------------------------------------------------------------------
Total from investment
  operations(a)                      .96            (1.99)       (1.15)        2.40             .38          1.30
                                ---------------------------------------------------------------------------------
Net asset value at end
  of period                     $  10.38         $   9.42     $  11.41     $  12.56        $  10.16      $   9.78
                                =================================================================================
Total return (%)*                  10.19(e)        (17.44)       (9.16)       23.62(b)         3.89         15.33
Net assets at end
  of period (000)               $292,486         $265,003     $317,613     $367,454        $333,539      $331,968
Ratios to average
  net assets:**
  Expenses (%)(d)                   1.47(c),(e)      1.67         1.49         1.51(b)         1.55          1.59
  Net investment loss (%)           (.49)(c)         (.60)        (.44)        (.84)           (.91)         (.18)
Portfolio turnover (%)                66              191          134          112             105           131

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were $290,492,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2010, average shares were 28,128,000.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                    (.00%)(+)        (.00%)(+)    (.00%)(+)    (.01%)          (.02%)        (.05%)
    (+) Represents less than 0.01% of average net assets.
(e) During the period ended January 31, 2010, SAS reimbursed the Fund $98,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.07%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                   BEGINNING            ENDING          DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE      AUGUST 1, 2009 -
                                 AUGUST 1, 2009    JANUARY 31, 2010    JANUARY 31, 2010
                                 ------------------------------------------------------

Actual                             $1,000.00          $1,101.90              $7.42

Hypothetical
  (5% return before expenses)       1,000.00           1,018.15               7.12

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 10.19% for the six-month period of August
  1, 2009, through January 31, 2010.

================================================================================

38  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

TRUSTEES                     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,               USAA Investment Management Company
INVESTMENT ADVISER,          P.O. Box 659453
UNDERWRITER, AND             San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                  Under "Products & Services"
SELF-SERVICE 24/7            click "Investments," then
AT USAA.COM                  "Mutual Funds"

OR CALL                      Under "My Accounts" go to
(800) 531-USAA               "Investments." View account balances,
        (8722)               or click "I want to...," and select
                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
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                                                                 USAA
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        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

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   31704-0310                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    MARCH 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 1, 2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    MARCH 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.